Segment Reporting - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Online Education Service | Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of total contract revenue from Online education services, percent	82.00%	82.90%	82.10%